Right-of-use assets and leases payable (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets and leases payable
Summary of Information About Right of Use Asset

a. Right-of-use assets

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions and remeasurement (i)	Write-offs	Transfers (ii)	Amortization	Acquisition of subsidiary (iii)	Balance as of 12/31/2023
Cost:
Real estate	10	2,019,898	140,245	(165,551)	-	-	4,274	1,998,866
Port areas	29	311,174	3,790	-	-	-	-	314,964
Vehicles	4	186,455	120,705	(71,781)	-	-	35,009	270,388
Equipment	5	26,345	12,910	(1,973)	-	-	996	38,278
Others	20	27,846	-	-	-	-	-	27,846
		2,571,718	277,650	(239,305)	-	-	40,279	2,650,342
Accumulated amortization:
Real estate		(634,688)	-	95,896	(4,491)	(209,522)	(393)	(753,198)
Port areas		(36,773)	-	-	-	(7,847)	-	(44,620)
Vehicles		(83,902)	-	63,708	-	(80,661)	(9,112)	(109,967)
Equipment		(2,850)	-	1,974	-	(4,151)	(157)	(5,184)
Others		(22,128)	-	-	-	(3,719)	-	(25,847)
		(780,341)	-	161,578	(4,491)	(305,900)	(9,662)	(938,816)
Net amount		1,791,377	277,650	(77,727)	(4,491)	(305,900)	30,617	1,711,526

(i)	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
(ii)	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
(iii)	For further information, see Note 28.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions and remeasurement	Write-offs	Transfers	Amortization	Balance as of 12/31/2022
Cost:
Real estate	10	1,793,473	366,805	(140,380)	-	-	2,019,898
Port areas	29	299,630	11,868	(324)	-	-	311,174
Vehicles	4	146,173	115,666	(75,384)	-	-	186,455
Equipment	5	16,740	9,958	(353)	-	-	26,345
Others	20	27,846	-	-	-	-	27,846
		2,283,862	504,297	(216,441)	-	-	2,571,718
Accumulated amortization:
Real estate		(489,470)	-	79,003	(5,311)	(218,910)	(634,688)
Port areas		(23,526)	-	-	-	(13,247)	(36,773)
Vehicles		(98,867)	-	66,554	-	(51,589)	(83,902)
Equipment		(1,834)	-	399	-	(1,415)	(2,850)
Others		(18,870)	-	-	-	(3,258)	(22,128)
		(632,567)	-	145,956	(5,311)	(288,419)	(780,341)
Net amount		1,651,295	504,297	(70,485)	(5,311)	(288,419)	1,791,377

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions and remeasurement	Write-offs	Transfers (i)	Exchange rate variation	Amortization	Reclassification to assets held for sale (ii)	Balance as of 12/31/2021
Cost:
Real estate	10	2,254,432	257,787	(150,718)	-	1,295	-	(569,323)	1,793,473
Port areas	20	268,534	31,096(*)	-	-	-	-	-	299,630
Vehicles	4	139,843	26,589	(9,315)	-	103	-	(11,047)	146,173
Equipment	6	44,936	19,887	(6,171)	-	1,920	-	(43,832)	16,740
Others	20	27,846	-	-	-	-	-	-	27,846
		2,735,591	335,359	(166,204)	-	3,318	-	(624,202)	2,283,862
Accumulated amortization:
Real estate		(481,975)	-	76,954	-	(530)	(283,882)	199,963	(489,470)
Port areas		(3,962)	-	-	(11,935)	-	(7,629)	-	(23,526)
Vehicles		(63,091)	-	7,032	-	(54)	(48,146)	5,392	(98,867)
Equipment		(19,619)	-	6,483	-	(897)	(17,637)	29,836	(1,834)
Others		(16,658)	-	-	-	-	(2,212)	-	(18,870)
		(585,305)	-	90,469	(11,935)	(1,481)	(359,506)	235,191	(632,567)
Provision for impairment losses:
Real estate		-	(38,957)	-	-	-	-	38,957	-
		-	(38,957)	-	-	-	-	38,957	-
Net amount		2,150,286	296,402	(75,735)	(11,935)	1,837	(359,506)	(350,054)	1,651,295

Summary of Changes in Lease Payables

The changes in leases payable are shown below:

Balance as of December 31, 2020	1,833,288
Interest accrued	147,494
Payments (i)	(440,574)
Additions and remeasurement	288,711
Write-offs	(83,157)
Efffect of foreign currency exchange rate variation	16,264
Reclassification to liabilities held for sale (see note 29)	(413,715)
Balance as of December 31, 2021	1,348,311
Interest accrued	128,069
Payments of leases	(357,879)
Additions and remeasurement	482,439
Write-offs	(77,171)
Balance as of December 31, 2022	1,523,769
Interest accrued	143,005
Payments of leases	(213,527)
Interest payment	(145,586)
Additions and remeasurement	257,201
Write-offs	(71,569)
Acquisition of subsidiary (see notes 28.b and 28.d)	30,641
Balance as of December 31, 2023	1,523,934
Current	311,426
Non-current	1,212,508

Summary of Maturities of Lease Payments of Operating Lease
The undiscounted future cash outflows are presented below:

	12/31/2023	12/31/2022
Up to 1 year	418,450	343,792
1 to 2 years	322,165	319,284
2 to 3 years	227,785	277,318
3 to 4 years	189,744	201,227
4 to 5 years	147,977	173,229
More than 5 years	1,003,655	1,089,255
Total	2,309,776	2,404,105

Schedule of weighted average discount rates for the lease payable by maturity period

The weighted nominal average discount rates for the lease contracts of the Company are:

Contracts by maturity date and discount rate
Maturity dates of the contracts	Rate (% p.a.)
From 1 to 5 years	9.40%
From 6 to 10 years	9.87%
From 11 to 15 years	10.28%
More than 15 years	10.42%

Details About Lease Contracts of Low Amount Assets
	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2023	7,693	1,872	-	9,565